Technology Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Technology Expenses [Abstract]
Schedule of Technology Expenses
	March 31, 2026	March 31, 2025

Software expenses	(131,250)	(89,218)
IT Services	(31,213)	(23,683)
Total	(162,462)	(112,901)